Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the basic and diluted earnings per share computation for the years ended December 31, 2013, 2012 and 2011:

	Year ended
	December 31,
	2013	2012	2011
Basic earnings per share
Net income available to the company’s common shareholders	$1,995,621	$3,206,151	$3,103,120
Weighted average shares outstanding - Basic	4,625,195	4,578,151	4,514,329
Earnings per share - Basic	$0.43	$0.70	$0.69

Diluted earnings per share
Net income available to the company’s common shareholders	$1,995,621	$3,206,151	$3,103,120
Weighted average shares outstanding - Basic	4,625,195	4,578,151	4,514,329
Options	50,932	23,756	-
Weighted shares outstanding - Diluted	4,676,127	4,601,907	4,514,329
Earnings per share - Diluted	$0.43	$0.70	$0.69